S000077855 [Member] Average Annual Total Returns		12 Months Ended	26 Months Ended
		Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	1.25%	4.52%
Performance Inception Date	[1]		Nov. 01, 2022
Bloomberg U.S. Securitized Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	1.34%	4.49%
Performance Inception Date	[2]		Nov. 01, 2022
Common Shares
Prospectus [Line Items]
Average Annual Return, Percent		4.98%	7.26%
Performance Inception Date			Nov. 01, 2022
Common Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.49%	4.83%
Performance Inception Date			Nov. 01, 2022
Common Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.01%	4.54%
Performance Inception Date			Nov. 01, 2022

[1]
An index designed to measure the performance of the USD-denominated, fixed-rate, U.S. investment grade taxable bond market. The index includes Treasuries, government-related and corporate securities, mortgage-backed securities (MBS), asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS).

[2]
A subset of the Bloomberg U.S. Aggregate Bond Index, which is an index designed to measure the performance of the USD-denominated, fixed-rate, U.S. investment grade taxable bond market. The index includes mortgage-backed securities (MBS), asset-backed securities (ABS), commercial mortgage-backed securities (CMBS) and covered assets.